IMPAIRMENT OF ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 03, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment recognized	$ 6,936,000	$ 1,623,000
Reversal of impairment recognized	0	190,000
Individual assets or cash-generating units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment recognized	0	$ 0
Reversal of impairment recognized	$ 0
Polyair
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Percentage of voting equity interests acquired			100.00%